           ----------------------------------------------------------
                                 MORGAN STANLEY
                                   DEAN WITTER
                                  ASIA-PACIFIC
                                   FUND, INC.
           ----------------------------------------------------------









                              FIRST QUARTER REPORT
                                 MARCH 31, 2000
                           MORGAN STANLEY DEAN WITTER
                           INVESTMENT MANAGEMENT INC.
                               INVESTMENT ADVISER






                           MORGAN STANLEY DEAN WITTER
                             ASIA-PACIFIC FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

Peter J. Chase
DIRECTOR

John W. Croghan
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/institutional/investmentmanagement.

LETTER TO SHAREHOLDERS
--------

For the three months ended March 31, 2000, the Morgan Stanley Dean Witter Asia-Pacific Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 1.11% compared to -0.72% for its benchmark (described below). For the period from the Fund's commencement of operations on August 2, 1994 through March 31, 2000, the Fund's total return, based on net asset value per share, was 29.91% compared with 1.41% for the benchmark. The benchmark for the Fund is comprised of two Morgan Stanley Capital International (MSCI) indices; Japan and All-Country Asia-Pacific Free ex-Japan, with each index weighted equally. On March 31, 2000, the closing price of the Fund's shares on the New York Stock Exchange was $10 7/8, representing a 29.5% discount to the net asset value per share.


ASIA EX-JAPAN

Asia Ex-Japan markets in the first quarter were resilient, albeit with much higher volatility. The volatility increased due to increased daily correlation with the NASDAQ, which was extremely volatile. The NASDAQ outperformed the broader U.S. markets, even in the face of continued Federal Reserve tightening, reflecting the stark divergence in market performance between technology and non-technology stocks globally.

Positive macro-economic conditions for Asia ex-Japan witnessed in 1999 continued in the first quarter of 2000. Overall liquidity conditions are still propitious for equity markets. Economic growth and earnings growth numbers are surprising on the upside, especially in North Asian economies. The overall growth outlook for 2000 has been upgraded. Before the crisis, the Asian growth story was a top-line growth story. The current phase is predominantly an earnings growth story as restructuring by large corporates and rapid adoption of new technologies is enhancing ROEs to a structurally higher level than seen in the past decade. Asia is likely to post reasonable trade surpluses for a third consecutive year in 2000 as exports continue to grow aided by secular trends seen in outsourcing of semiconductor, computer assemblies and telecommunication equipment. With all-round positive consumer sentiment, Asia's export led recovery is being supplemented by domestic consumption growth.

Among the large Asian markets Taiwan was the best performing market, despite heightened investor nervousness around cross-strait relations leading up to the presidential elections on March 18. Taiwan reaffirmed its position as a vibrant democracy, with voters electing the DPP candidate, Chen Shui Bian as the new president, ending 55 years of Nationalist KMT rule. We think that the outcome is extremely positive for the long term and is indicative of a vote in favor of a reformist, transparent political framework. Initial remarks from the President elect have been inspiring. He has delivered a cordial and conciliatory message to China, expressing eagerness to engage in constructive dialogue to ease cross-strait tensions.


The underlying fundamentals of the Taiwanese economy continued to stay strong with most companies announcing first quarter results ahead of consensus estimates. Liquidity conditions are benign and the New Taiwan dollar has been appreciating steadily. Export-oriented technology stocks continued to outperform while domestic demand-related companies and banks underperformed on investors' worries that the ousted Kuomintang party may want to liquidate its stock market related assets. Going forward, we expect the market to range trade. Upward momentum will resume once the new President assumes office in May and is seen making further efforts to resolve political tensions with China. We continue to be overweight large cap Taiwan technology stocks - these companies are not only some of the best-managed companies in Asia but most of these companies have very strong secular earnings growth and are not subject to "new economy" hype valuations.

The Korean market has been underperforming broader Asian markets over the last two quarters, after hitting a high in the middle of 1999. Part of the weak performance stemmed from the huge amounts of domestic retail money flowing into the KOSDAQ market, which added over U.S. $75 billion of market cap over the last 12 months. In addition there have been somewhat exaggerated concerns about inflation and investor caution ahead of the April parliamentary elections.

Nevertheless, the economic fundamentals in Korea are very robust and mainboard Korean companies offer the cheapest valuations in the region relative to the underlying growth in operating earnings. A company such as Samsung Electronics, a global leader in the semi-conductor memory business is trading at a substantial discount relative to its U.S. peers. We think that its gains in global market share of the CDMA mobile handset business should see re-ratings of valuations. We continue to be overweight the Korean market as corporate Korea becomes more profit-focused rather than revenue-focused as in the past.

The Hong Kong market was surprisingly strong in the first quarter, as it managed to de-couple from rising U.S. interest rates. The market was buoyed by a stunning GDP growth of 8.7% for the fourth quarter of 1999. While the market continued to do well in the first quarter, the breadth was narrow and dominated by news flow surrounding telecom and media stocks. With strong export numbers for the first two months of 2000, declining unemployment, easing deflation and improving consumer sentiment, Hong Kong should see significant upgrades on growth estimates for 2000. In the recently released budget, the government prudently did not raise or introduce any taxes.

In China, the macroeconomic picture brightened considerably over the last two quarters. In the first quarter of this year, export growth was much stronger than expected. In-dustrial production in China has accelerated and GDP growth should hit 8% for the first quarter, up from 6.8% in the fourth quarter of last year. As China prepares to enter the WTO, the government is embarking on accelerating the reform process. Continued modest deflation and higher unemployment has allowed the central bank to retain an easy monetary policy. Beijing has reiterated its uncompromising unilateral stance on Taiwan's claim for independence and the rhetoric is likely to continue. However, it is unlikely that China will take an extreme militant stance, as that would damage stability in East Asia and hurt its own economic interests. In the medium term, China equities should be bolstered by MSCI's revision, effective on May 31, 2000. Large cap red chip stocks like China Telecom, Legend Holdings and CITIC Pacific are to be included in the benchmark, raising China's overall weighting in Asian indexes by nearly ten times.

The real economy in Thailand continued to bounce back after two years of deep recession. Thailand markets were sold down at the beginning of the year as the investors anxiously awaited the final ruling of the central bankruptcy court on the solvency of the country's most indebted company, TPI. On March 15th, the Thai bankruptcy court ruled TPI insolvent. This was a step in the right direction, showing commitment to enforce bankruptcy law in line with international practices. Following the ruling the Thailand market rallied strongly.

The Indian market turned in a very strong performance during the first two months of the year, primarily driven by software services and media stocks. However, the budget for the fiscal year 2000-01 presented on February 29th was disappointing, bringing the markets down quickly, as the government failed to address India's key problems on rising central and state fiscal deficits. Investors were disappointed by the lack of more initiatives on privatization. Government interest payments are nearing 50% of revenue and the rising fiscal deficit is placing a constraint on India's ability to grow. India, however, continues to be a strong bottom-up story. The performance of India's software services sector over the past five years in terms of revenue/profit growth and market value-added has focused government attention on promoting investments in knowledge sectors such as telecom, media, technology and pharmaceuticals. The benign domestic liquidity conditions are an added positive for the markets. With interest rates lower in nominal terms than they have been for many years, money has been flowing rapidly into the domestic mutual fund industry.

After a strong performance in 1999, the Singapore stock market underperformed other Asian indexes in the first quarter of 2000. Most international investors were already overweight the market and valuations for the overall market were looking stretched at the beginning of the year. With the changes in MSCI indexes in second quarter of this year, Singapore's weighting will suffer a relative decline. The bottom-up restructuring of Singapore companies seems to be losing momentum. The newly listed semiconductor sector represented by Chartered Semiconductor and ST Assembly Test Services, are likely to show strong growth in the coming years as we continue to add these names.

Malaysia was the best performing ASEAN market in the first quarter. While the exports engine continues to run smoothly, we are seeing a pick up in domestic consumption. To a large extent, the rise in the Malaysian stock market has been driven by investors pre-empting MSCI's re-inclusion of Malaysia into its indexes at end of May 2000. On a purchasing power parity basis, the Malaysian Ringgit is undervalued by almost 20%, resulting in continuing foreign direct investment. However, the thriving technology and export sectors are extremely underrepresented in the listed equity market, leaving very few inspiring bottom-up stock ideas. The banking and telecom sector heavyweight stocks like Maybank and Telekom Malaysia are already trading at the higher ends of their historical valuation ranges.

The outlook for non-Japan Asia as an asset class continues to be positive. While the risks from a volatile U.S. market and a Fed tightening are well known, Asia is likely to weather that trend much better. The restructuring undertaken by Asian companies over the last 2 years should enable the return on equity for the region to exceed historic levels over the next 3 years. This shift upwards is more likely to be structural than cyclical. The strategy of focusing on stock selection, with an emphasis on attractively valued companies that should exceed consensus expectations, remains unchanged.

JAPAN

Most asset classes globally entered a highly volatile environment during the first quarter of 2000. In addition, the United States, ECB, UK and Australian central banks all committed to raising interest rates in order to cool their respective economies after flushing liquidity into the system during the fourth quarter 1999 to stem any potential problems related to Y2K.

Markets such as NASDAQ, U.S. Treasuries, oil, the euro and the yen experienced one of the most dramatic periods of volatility and Japanese equities shifted focus from the "New Japan" stocks which imploded to "Real Japan" companies. The market was also able to absorb huge cross-holding sales by institutions during Japan's fiscal year end during March remarkably well. This was likely because of the relative stability of the yen, Bank of Japan's "0" interest rate policy and the fruits of restructuring by large capitalization companies allowing their free cash flow to be re-invested in information technology. Furthermore, the economic recovery in Asian economies, where approximately 40% of Japan's exports go, also began to contribute to chemical, steel and other basic industries' manufacturing output. Demand for Japanese digital products was also stronger than supply, which contributed positively to investor sentiment during the first quarter. In January, hostile takeover bids were made on three Japanese corporations, another positive development for "value" investing due to changes in the commercial code which went into effect in November 1999.

The carnage which hit "New Japan" companies will likely take some time to recover. Many investors owning Hikari Tsushin or Softbank, the bell-cows of the new economy, were devastated as they watched (these stocks traded limit down for many days) their investments implode and were simply unable to sell. On the other hand, the "Real Japan" companies' outlook appears increasingly promising. The $180 billion economic stimulus package will begin to be dispersed from April and larger companies in Japan are experiencing positive cash flow again and will begin to significantly increase CAPEX spending. While we are cautious for potential interest rate rises in Japan as the economy improves, it appears highly unlikely to happen during the second quarter until the July Summit Meeting in Japan. Fragility in corporate Japan was evidenced by the bankruptcy by prestigious Nagasakiya and EL Kakuei in the first quarter and the Bank of Japan will therefore continue to maintain ultra-easy momentary policy for at least the next several months.

We also believe that restructurings by Japanese companies have allowed earnings to become highly geared, even with a modest pick-up in sales. Consumers will see a huge redemption in postal savings during the next eighteen months and while most of the 10 trillion yen will be re-invested back to postal savings, some of these funds will likely be spent on both durable and white goods because of pent up demand. Although Prime Minister Obuchi's demise from a stroke was truly unfortunate, the new Prime Minister and cabinet share a similar goal -- revive the economy -- and therefore we expect little material change in politics.

Our Fund began shifting to deep value and economic sensitive sectors during the fourth quarter of 1999 including foods, utilities, warehousing and housing related stocks. During the first quarter, we have reduced positions in certain high tech companies such as Fujitsu, Sony and Rohm and have added to last year's purchases with the proceeds.

We believe the shift from "New Japan" to "Real Japan" which occurred during the first quarter will continue and quality "Real Japan" such as Toyota, NEC, Hitachi will become leadership stocks in the market for the foreseeable future. Although the TMT sectors in Japan are yet in early stages of development and will likely continue to attract investor interest, economic sensitive sectors and cyclical stocks will become increasing attractive as the economic recovery gains momentum.

Sincerely,


/s/ Harold J. Schaaff, Jr.*

Harold J. Schaaff, Jr.*
PRESIDENT AND DIRECTOR

April 2000

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.




--------------------------------------------------------------------------------

DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT www.msdw.com/institutional/investmentmanagement.

* HAROLD J. SCHAAFF, JR. WAS ELECTED PRESIDENT AND DIRECTOR OF THE FUND ON MARCH 20, 2000. MR. SCHAAFF JOINED MORGAN STANLEY DEAN WITTER IN 1989 AND IS A MANAGING DIRECTOR OF MORGAN STANLEY & CO. INCORPORATED AND MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. HE FORMERLY SERVED AS GENERAL COUNSEL AND SECRETARY OF MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

Morgan Stanley Dean Witter Asia-Pacific Fund, Inc.
Investment Summary as of March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION
                                                         TOTAL RETURN (%)
                                ----------------------------------------------------------------------
                                  MARKET VALUE (1)       NET ASSET VALUE (2)           INDEX (3)
                                --------------------    ---------------------    ---------------------
                                             AVERAGE                  AVERAGE                  AVERAGE
                                CUMULATIVE    ANNUAL    CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL
                                ----------   -------    ----------    -------    ----------    -------
        Fiscal Year to Date       -7.94%       --          1.11%         --        -0.72 %        --
        One Year                  36.39       36.39%      61.94       61.94%       40.06       40.06%
        Five Year                 22.37        4.12       42.43        7.33         9.69        1.87
        Since Inception*          -8.44       -1.55       29.91        4.73         1.41        0.25

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

                                     [GRAPH]

                                                         YEAR ENDED DECEMBER 31,
                                                                                                         THREE MONTHS
                                                                                                            ENDED
                                                                                                           MARCH 31,
                                1994*        1995         1996         1997         1998       1999          2000
                               ------       ------       ------       ------       ------     ------        ------
Net Asset Value Per Share....  $13.20       $14.34       $11.95        $8.77       $8.73      $15.26        $15.43
Market Value Per Share.......  $12.25       $13.33       $ 9.75        $7.44       $7.00      $11.81        $10.88
Premium/(Discount)...........   -7.2%        -7.0%       -18.4%       -15.2%      -19.8%      -22.6%        -29.5%
Income Dividends.............  $ 0.04       $ 0.05       $ 0.61        $0.02       $0.01      $ 0.04            --
Capital Gains Distributions..  $ 0.01       $ 0.02           --           --          --          --            --
Fund Total Return (2)........   -5.94%        9.24%       -2.87%+     -26.36%      -0.34%      75.39%         1.11%
Index Total Return (3).......   -5.24%        2.88%       -3.63%      -29.55%      -0.30%      54.79%        -0.72%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The benchmark for investment performance is comprised of two Morgan Stanley Capital International (MSCI) indices; Japan and All-Country Asia-Pacific Free ex-Japan with each index weighted equally.
*    The Fund commenced operations on August 2, 1994.
+ This return does not include the effect of the rights issued in connection with the Rights Offering.

Morgan Stanley Dean Witter Asia-Pacific Fund, Inc.
Investment Summary as of March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                                         [CHART]

Equity Securities                       (99.2%)
Short-Term Investments                   (0.8%)

--------------------------------------------------------------------------------
INDUSTRIES
                                         [CHART]

Banks                                    (5.3%)
Chemicals                                (3.6%)
Computers & Peripherals                  (9.5%)
Diversified Financials                   (5.5%)
Diversified Telecommunication Services   (5.7%)
Electronic Equipment & Instruments       (7.2%)
Household Durables                       (6.8%)
Machinery                                (6.2%)
Real Estate                              (4.1%)
Semiconductor Equipment & Products       (9.0%)
Other                                   (37.1%)

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS
                                         [CHART]

Japan                                   (47.6%)
Hong Kong                               (11.8%)
Taiwan                                   (8.7%)
South Korea                              (8.2%)
Australia                                (7.8%)
India                                    (6.1%)
Singapore                                (4.4%)
Malaysia                                 (2.2%)
Thailand                                 (1.2%)
New Zealand                              (0.4%)
Other                                    (1.6%)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                            PERCENT OF
                                            NET ASSETS
1.  Samsung Electronics (South Korea)          3.4%
2.  Hutchinson Whampoa Ltd. (Hong Kong)        3.0
3.  Sony Corp. (Japan)                         2.7
4.  Cheung Kong (Holdings) Ltd. (Hong Kong)    2.2
5.  NEC Corp. (Japan)                          2.1
6.  Taiwan Semiconductor Manufacturing
      Co., Ltd. (Taiwan)                       2.0
7.  Nintendo Co., Ltd. (Japan)                 1.8
8.  Fujitsu Ltd. (Japan)                       1.7
9.  Infosys Technology Ltd. (India)            1.7
10. Toshiba Company (Japan)                    1.6
                                              -----
                                              22.2%
                                              =====

   * Excludes short-term investments.

FINANCIAL STATEMENTS
--------
STATEMENT OF NET ASSETS (UNAUDITED)
--------
MARCH 31, 2000

                                                                     VALUE
                                               SHARES                (000)
----------------------------------------------------------------------------
     COMMON STOCKS(99.0%)
     (Unless otherwise noted)
----------------------------------------------------------------------------
     AUSTRALIA(7.8%)
     AIRLINES
       Airways Ltd.                            932,300  U.S.$         1,945
                                                        --------------------
     BANKS
       Commonwealth Bank of Australia          226,700                3,099
       National Australia Bank Ltd.            388,350                4,989
       Westpac Banking Corp., Ltd.             734,150                4,592
                                                        --------------------
                                                                     12,680
                                                        --------------------
     BEVERAGES
       Coca-Cola Amatil Ltd.                   461,200                1,147
       Foster's Brewing Group Ltd.           1,340,000                3,324
                                                        --------------------
                                                                      4,471
                                                        --------------------
     BIOTECHNOLOGY
       Sonic Healthcare Ltd.                   242,000                  873
                                                        --------------------
     COMMERCIAL SERVICES & SUPPLIES
       Davnet Ltd.                           1,027,200                3,364
                                                        --------------------
     DIVERSIFIED FINANCIALS
       Lend Lease Corp., Ltd.                  246,300                3,181
                                                        --------------------
     DIVERSIFIED TELECOMMUNICATION SERVICES
       AAPT Ltd.                               583,798                3,399
       Macquarie Corporate
         Telecommunications Holdings Ltd.    1,008,000                1,834
       Telstra Corp., Ltd.                   2,098,950                8,477
                                                        --------------------
                                                                     13,710
                                                        --------------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS
       E.R.G. Ltd.                             122,060                  840
                                                        --------------------
     INDUSTRIAL CONGLOMERATES
       Brambles Industries Ltd.                109,500                2,783
                                                        --------------------
     MEDIA
       News Corp., Ltd.                        883,350               12,333
                                                        --------------------
     METALS & MINING
       Broken Hill Proprietary Co.,
         Ltd.                                  665,150                7,198
       Normandy Mining Ltd.                  2,501,600                1,320
       Rio Tinto Ltd.                          592,600                8,415
                                                        --------------------
                                                                     16,933
                                                        --------------------
     PHARMACEUTICALS
       CSL Ltd.                                 61,350                  763
                                                        --------------------
     SOFTWARE
       Solution 6 Holdings Ltd.                201,100                1,299
                                                        --------------------
                                                                     75,175
                                                        --------------------
----------------------------------------------------------------------------
     CHINA(0.3%)
     OIL & GAS
       PetroChina Company Ltd.              15,487,000                2,546
                                                        --------------------
     PERSONAL PRODUCTS
       Hengan International Group Co.,
         Ltd.                                1,549,700                  358
                                                        --------------------
                                                                      2,904
                                                        --------------------
----------------------------------------------------------------------------
     HONG KONG(11.8%)
     AIRLINES
       Cathay Pacific Airways                1,529,000  U.S.$         2,268
                                                        --------------------
     BANKS
       Hang Seng Bank Ltd.                     226,500                1,978
       Wing Hang Bank Ltd.                     305,000                  764
                                                        --------------------
                                                                      2,742
                                                        --------------------
     COMMERCIAL SERVICES & SUPPLIES
       Cosco Pacific Ltd.                    1,472,000                  855
                                                        --------------------
     COMPUTERS & PERIPHERALS
       Legend Holdings Ltd.                  1,552,000                2,422
                                                        --------------------
     DISTRIBUTORS
       Li & Fung Ltd.                        1,100,000                5,100
                                                        --------------------
     DIVERSIFIED FINANCIALS
       China Merchants Holdings
         International Co. Ltd.              1,302,000                  844
       Hutchison Whampoa Ltd.                1,584,500               28,591
       Swire Pacific Ltd. 'A'                  741,600                3,829
                                                        --------------------
                                                                     33,264
                                                        --------------------
     DIVERSIFIED TELECOMMUNICATION SERVICES
       Hong Kong Telecommunications
         Ltd.                                3,405,900                8,923
                                                        --------------------
     ELECTRICAL EQUIPMENT
       Johnson Electric Holdings
         Ltd.                                  275,000                1,880
                                                        --------------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS
       Great Wall Technology Co., Ltd.       2,717,000                2,739
       TCL International                     1,918,000                1,441
                                                        --------------------
                                                                      4,180
                                                        --------------------
     GAS UTILITIES
       Hong Kong & China Gas Co., Ltd.       1,835,000                2,298
                                                        --------------------
     INTERNET SOFTWARE & SERVICES
       Sino-i.com Ltd.                       6,295,000                  606
       SUNeVision Holdings Ltd.                249,585                  417
                                                        --------------------
                                                                      1,023
                                                        --------------------
     IT CONSULTING & SERVICES
       Timeless Software Ltd.                1,398,000                  893
                                                        --------------------
     MEDIA
       Asia Satellite Telecom Holdings         606,000                2,374
       Television Broadcasts Ltd.              382,000                3,397
                                                        --------------------
                                                                      5,771
                                                        --------------------
     REAL ESTATE
       Cheung Kong (Holdings) Ltd.           1,425,000               21,321
       Hong Kong Land Holdings Ltd.            572,000                  795
       Sino Land Co.                         2,899,000                1,210
       Sun Hung Kai Properties Ltd.            928,546                8,049
                                                        --------------------
                                                                     31,375
                                                        --------------------
     SEMICONDUCTOR EQUIPMENT & PRODUCTS
       ASM Pacific Technology                  256,000                  868
                                                        --------------------
     WIRELESS TELECOMMUNICATION SERVICES
       China Telecom Ltd.                    1,056,000                9,256
       Smartone Telecommunications             191,000                  698
                                                        --------------------
                                                                      9,954
                                                        --------------------
                                                                    113,816
                                                        --------------------
----------------------------------------------------------------------------

                                       7

                                                                     VALUE
                                               SHARES                (000)
----------------------------------------------------------------------------
     INDIA(6.1%)
     AUTO COMPONENTS
       Apollo Tyres Ltd.                        15,875  U.S.$            43
                                                        --------------------
     AUTOMOBILES
       Hero Honda Ltd.                          66,556                1,481
                                                        --------------------
     BANKS
       State Bank of India Ltd.                  1,112                    5
                                                        --------------------
     CHEMICALS
       Grasim Co.                              297,628                2,068
       Gujarat Narmada Valley Fertilizers
         Co., Ltd. GDR                              49                   --@
       Supreme Industries Ltd.                      50                   --@
                                                        --------------------
                                                                      2,068
                                                        --------------------
     COMMUNICATIONS EQUIPMENT
       Himachal Futuristic
         Communications                         10,000                  388
                                                        --------------------
     COMPUTERS & PERIPHERALS
       Digital Equipment (India)
         Ltd.                                      100                    2
       Moser-Baer India Ltd.                    98,475                  799
                                                        --------------------
                                                                        801
                                                        --------------------
     CONSTRUCTION & ENGINEERING
       Larsen & Toubro Ltd.                    140,000                  923
                                                        --------------------
     CONSTRUCTION MATERIALS
       Associated Cement Co., Ltd.               8,600                   27
       Gujarat Ambuja Cements                  255,000                1,246
                                                        --------------------
                                                                      1,273
                                                        --------------------
     DIVERSIFIED FINANCIALS
    (b)Morgan Stanley Growth Fund           19,448,100                6,780
                                                        --------------------
     DIVERSIFIED TELECOMMUNICATION SERVICES
       Mahanagar Telephone Nigam Ltd.          468,127                2,523
       Videsh Sanchar Nigam Ltd.                75,810                3,200
                                                        --------------------
                                                                      5,723
                                                        --------------------
     ELECTRIC UTILITIES
       BSES Ltd.                               258,000                1,407
                                                        --------------------
     ELECTRICAL EQUIPMENT
       Bharat Heavy Electricals
         Ltd.                                  450,200                1,291
       Sterlite Industries                      73,750                1,320
                                                        --------------------
                                                                      2,611
                                                        --------------------
     GAS UTILITIES
       Gas Authority Of India                  135,000                1,019
                                                        --------------------
     INDUSTRIAL CONGLOMERATES
       Ramco Industries Ltd.                     8,400                   96
                                                        --------------------
     IT CONSULTING & SERVICES
       HCL Technologies Ltd.                    34,750                1,386
       NIIT Ltd.                                26,000                1,223
       Ramco Sysytems Ltd.                      23,400                1,868
                                                        --------------------
                                                                      4,477
                                                        --------------------
     MACHINERY
       Escorts Ltd.                            180,000                  611
       Punjab Tractors Ltd.                     80,900                1,414
                                                        --------------------
                                                                      2,025
                                                        --------------------
     METALS & MINING
       Tata Iron & Steel Co., Ltd.               2,195                    6
                                                        --------------------
     OIL & GAS REFINING & MARKETING
       UTI-MasterShares Ltd.                       200                   --@
                                                        --------------------
     PHARMACEUTICALS
       Ranbaxy Laboratories Ltd.                68,000                1,103
                                                        --------------------
       Container Corp. of India
         Ltd.                                  375,000  U.S.$         1,315
                                                        --------------------
     SOFTWARE
       Aptech Ltd.                              82,400                3,512
       Infosys Technology Ltd.                  78,150               15,956
       Leading Edge Systems Ltd.                24,600                1,126
       SSI Ltd.                                130,000                1,872
       Tata Infotech Ltd.                           25                   --@
                                                        --------------------
                                                                     22,466
                                                        --------------------
     TEXTILES & APPAREL
       J.K. Synthetics Ltd.                        674                   --@
       Shopper Stop                            324,100                1,189
       Viniyoga Clothes Ltd.                     5,300                   --@
                                                        --------------------
                                                                      1,189
                                                        --------------------
     TOBACCO
       ITC Ltd.                                 70,455                1,188
                                                        --------------------
                                                                     58,387
                                                        --------------------
----------------------------------------------------------------------------
     INDONESIA(0.3%)
     DIVERSIFIED TELECOMMUNICATION SERVICES
       Telekomunikasi Indonesia ADR            208,356                1,980
                                                        --------------------
     FOOD PRODUCTS
       Indofood Sukses Makmur                  186,500                  142
       Indofood Sukses Makmur (Foreign)        453,500                  344
                                                        --------------------
                                                                        486
                                                        --------------------
     TOBACCO
       Gudang Garam                            294,000                  561
                                                        --------------------
                                                                      3,027
                                                        --------------------
----------------------------------------------------------------------------
     JAPAN(47.6%)
     AUTO COMPONENTS
       Nifco, Inc.                             375,000                3,949
                                                        --------------------
     AUTOMOBILES
       Nissan Motor Co.                      1,330,000                5,442
       Suzuki Motor Co., Ltd.                  430,000                6,555
       Toyota Motor Corp.                      220,000               11,508
                                                        --------------------
                                                                     23,505
                                                        --------------------
     BANKS
       Bank of Tokyo-Mitsubishi,
         Ltd.                                   85,000                1,215
                                                        --------------------
     BUILDING PRODUCTS
       Sanwa Shutter Corp., Ltd.               642,000                1,957
                                                        --------------------
     CHEMICALS
       Daicel Chemical Industries Ltd.       1,220,000                4,160
       Kaneka Corp.                            859,000               10,727
       Lintec Corp.                            383,000                3,649
       Mitsubishi Chemical Industries          950,000                3,785
       Shin-Etsu Polymer Co., Ltd.             702,000                4,397
                                                        --------------------
                                                                     26,718
                                                        --------------------
     COMMERCIAL SERVICES & SUPPLIES
       Dai Nippon Printing Co., Ltd.           413,000                6,703
       Nissha Printing Co., Ltd.               105,000                  632
                                                        --------------------
                                                                      7,335
                                                        --------------------
----------------------------------------------------------------------------


                                       8

                                                                     VALUE
                                               SHARES                (000)
----------------------------------------------------------------------------
     JAPAN(CONTINUED)
     COMPUTERS & PERIPHERALS
       Fujitsu Ltd.                            528,000  U.S.$        16,202
       Mitsumi Electric Co., Ltd.              336,000               12,307
       NEC Corp.                               692,000               20,425
       Toshiba Corp.                         1,545,000               15,743
                                                        --------------------
                                                                     64,677
                                                        --------------------
     CONSTRUCTION & ENGINEERING
       Kurita Water Industries
         Ltd.                                  295,000                5,719
                                                        --------------------
     DISTRIBUTORS
       Nissei Sangyo                           129,000                1,468
                                                        --------------------
     DIVERSIFIED FINANCIALS
       Hitachi Credit Corp.                    418,400                7,479
                                                        --------------------
     DIVERSIFIED TELECOMMUNICATION SERVICES
       Nippon Telephone &
         Telegraph Corp.                           932               14,799
                                                        --------------------
     ELECTRIC UTILITIES
       Tokyo Electric Power                    182,000                3,989
                                                        --------------------
     ELECTRICAL EQUIPMENT
       Furakawa Electric Co.                   385,000                6,469
       Kyudenko Co., Ltd.                      380,000                1,144
                                                        --------------------
                                                                      7,613
                                                        --------------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS
       Hitachi Ltd.                            981,000               11,649
       Kyocera Corp.                            75,000               12,537
       Ryosan Co., Ltd.                        173,000                3,291
       TDK Corp.                               106,000               14,436
                                                        --------------------
                                                                     41,913
                                                        --------------------
     FOOD & DRUG RETAILING
       Family Mart Co., Ltd.                   131,200                6,493
                                                        --------------------
     FOOD PRODUCTS
       House Foods Corp.                       147,000                2,177
       Nippon Meat Packers, Inc.               295,000                3,391
                                                        --------------------
                                                                      5,568
                                                        --------------------
     HOUSEHOLD DURABLES
       Aiwa Co., Ltd.                          169,800                2,944
       Casio Computer Co., Ltd.                552,000                5,856
       Matsushita Electric Industrial
         Co., Ltd.                             489,000               14,624
       Rinnai Corp.                            160,700                2,959
       Sangetsu Co., Ltd.                      137,000                2,642
       Sekisui Chemical Co.                  1,043,000                3,444
       Sekisui House Ltd.                      665,000                6,096
       Sony Corp.                              186,000               26,273
                                                        --------------------
                                                                     64,838
                                                        --------------------
     LEISURE EQUIPMENT & PRODUCTS
       Fuji Photo Film Ltd.                    274,000               12,064
       Nintendo Co., Ltd.                       98,000               17,232
       Yamaha Corp.                            432,000                3,501
                                                        --------------------
                                                                     32,797
                                                        --------------------
     MACHINERY
       Amada Co., Ltd.                         772,000                6,242
       Daifuku Co., Ltd.                       696,000                6,265
       Daikin Kogyo Co.                        575,000               10,642
       Fuji Machine Co.                        193,000               14,345
       Fujitec Co., Ltd.                       440,000                3,708
       Minebea Co., Ltd.                       560,000                7,446
       Mitsubishi Heavy Industries Ltd.      1,600,000                5,034
       Tsubakimoto Chain Co.                   832,000                3,485
                                                        --------------------
                                                                     57,167
                                                        --------------------
     MARINE
       Mitsubishi Logistics Corp.              260,000                2,254
                                                        --------------------
     OFFICE ELECTRONICS
       Canon, Inc.                             324,000               14,045
       Ricoh Co., Ltd.                         706,000               15,130
                                                        --------------------
                                                                     29,175
                                                        --------------------
     PHARMACEUTICALS
       Ono Pharmaceutical Co.,
         Ltd.                                  219,000                7,744
       Sankyo Co., Ltd.                        397,000                9,997
       Yamanouchi Pharmaceutical Co., Ltd.     235,000               12,865
                                                        --------------------
                                                                     30,606
                                                        --------------------
     REAL ESTATE
       Keihanshin Real Estate Co.              164,000                  492
       Mitsubishi Estate Co., Ltd.             457,000                4,955
                                                        --------------------
                                                                      5,447
                                                        --------------------
     SEMICONDUCTOR EQUIPMENT & PRODUCTS
       Rohm Co., Ltd.                           31,000               10,781
                                                        --------------------
                                                                    457,462
                                                        --------------------
----------------------------------------------------------------------------
     MALAYSIA(2.2%)
     BANKS
       Malayan Banking Bhd                   1,138,000                5,001
       Public Bank Bhd                       1,724,000                1,815
                                                        --------------------
                                                                      6,816
                                                        --------------------
     BEVERAGES
       Carlsberg Brewery (Malaysia) Bhd      1,082,000                4,128
                                                        --------------------
     DIVERSIFIED TELECOMMUNICATION SERVICES
       Telekom Malaysia Bhd                    653,000                2,681
                                                        --------------------
     FOOD PRODUCTS
       Nestle Bhd                              409,000                1,948
                                                        --------------------
     HOTELS RESTAURANTS & LEISURE
       Tanjong plc                              84,000                  230
                                                        --------------------
     INDUSTRIAL CONGLOMERATES
       Sime Darby Bhd                          651,000                  850
                                                        --------------------
     TOBACCO
       British American Tobacco                584,000                4,457
         Bhd
                                                        --------------------
                                                                     21,110
                                                        --------------------
----------------------------------------------------------------------------
     NEW ZEALAND(0.4%)
     AIRLINES
       Air New Zealand Ltd. 'B'                505,000                  584
                                                        --------------------
     DIVERSIFIED TELECOMMUNICATION SERVICES
       Telecom Corp. of New
         Zealand Ltd.                          671,100                3,032
                                                        --------------------
                                                                      3,616
                                                        --------------------
----------------------------------------------------------------------------
     PHILIPPINES(0.1%)
     MEDIA
       ABS-CBN Broadcasting Corp.              834,300                1,176
                                                        --------------------
----------------------------------------------------------------------------


                                       9

                                                                      VALUE
                                               SHARES                 (000)
----------------------------------------------------------------------------
     SINGAPORE(4.4%)
     AIRLINES
       Singapore Airlines Ltd.                 448,000  U.S.$         4,187
                                                        --------------------
     BANKS
       DBS Group Holdings Ltd.                 629,979                8,316
       Oversea-Chinese Banking Corp.,
         Ltd. (Foreign)                        607,700                3,763
       Overseas Union Bank Ltd. 'F'            356,210                1,602
       United Overseas Bank Ltd. (Foreign)     298,016                1,828
                                                        --------------------
                                                                     15,509
                                                        --------------------
     CHEMICALS
       Omni Industries Ltd.                    594,000                1,395
                                                        --------------------
     COMPUTERS & PERIPHERALS
       Natsteel Electronics Ltd.               532,000                3,480
                                                        --------------------
     DIVERSIFIED TELECOMMUNICATION SERVICES
       Singapore Telecommunications,
         Ltd.                                1,403,000                2,000
                                                        --------------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS
       Venture Manufacturing Ltd.              279,000                3,830
                                                        --------------------
     MARINE
       Neptune Orient Lines                    688,000                  607
       Sembcorp Logistics Ltd.                 378,200                2,673
                                                        --------------------
                                                                      3,280
                                                        --------------------
     MEDIA
       Singapore Press Holdings Ltd.           315,600                5,033
                                                        --------------------
     REAL ESTATE
       City Developments Ltd.                  297,000                1,344
                                                        --------------------
     SEMICONDUCTOR EQUIPMENT & PRODUCTS
       Chartered Semiconductor                 192,000                1,817
       ST Assembly Test Services                99,000                  488
                                                        --------------------
                                                                      2,305
                                                        --------------------
                                                                     42,363
                                                        --------------------
----------------------------------------------------------------------------
     SOUTH KOREA(8.2%)
     AUTOMOBILES
    (a)Hyundai Motor Co. GDR                     5,304                   31
                                                        --------------------
     BANKS
       Hana Bank                                98,650                  602
       Housing & Commercial Bank               119,766                2,330
       Housing & Commercial Bank GDR             7,400                  143
       Kookmin Bank                            220,851                2,238
                                                        --------------------
                                                                      5,313
                                                        --------------------
     COMMUNICATIONS EQUIPMENT
       Korealink Co Ltd.                        11,110                  744
       LG Information & Communication Ltd.       4,830                  607
       Opicom Co Ltd.                           10,980                  854
       Teleson Electronics Co.,                 65,750                  988
         Ltd.
                                                        --------------------
                                                                      3,193
                                                        --------------------
     DIVERSIFIED FINANCIALS
       Dongwon Securities Co.                   43,481                  655
       Samsung Securities Co., Ltd.             57,670                1,383
                                                        --------------------
                                                                      2,038
                                                        --------------------
     DIVERSIFIED TELECOMMUNICATION SERVICES
       Korea Telecom Corp. ADR                  35,500                1,553
                                                        --------------------
     ELECTRIC UTILITIES
       Korea Electric Power Corp. ADR          246,000                3,890
                                                        --------------------

     ELECTRONIC EQUIPMENT & INSTRUMENTS
       Communication Network Interface
         Inc.                                   72,530  U.S.$         1,053
       Daeduck Electronics Co.                  81,959                  927
       Humax Co., Ltd.                          92,400                1,371
       Pantech Co., Ltd.                        50,424                  995
       Prochips Technology Inc.                 62,000                  578
       Samsung Electro-Mechanics Co.            31,981                2,234
                                                        --------------------
                                                                      7,158
                                                        --------------------
     EQUITY
       Mirae Co. Ltd. ADR                       34,600                  375
                                                        --------------------
     FOOD PRODUCTS
       Cheil Jedang Corp.                       21,674                1,426
       Tongyang Confectionery Co.               31,030                  870
                                                        --------------------
                                                                      2,296
                                                        --------------------
     INTERNET & CATALOG RETAIL
       LG Home Shopping Inc.                    12,250                1,308
                                                        --------------------
     MEDIA
       39 Shopping Corp.                        21,850                1,404
       Cheil Communications Inc.                13,340                1,653
                                                        --------------------
                                                                      3,057
                                                        --------------------
     METALS & MINING
       Pohang Iron & Steel Ltd.
         ADR                                   112,500                3,094
                                                        --------------------
     OIL & GAS
       Yukong Ltd. (Foreign)                    70,410                1,624
                                                        --------------------
     SEMICONDUCTOR EQUIPMENT & PRODUCTS
       Hyundai Electronics Industries
         Co.                                    49,077                1,092
       Mirae Co. Ltd.                          116,890                  656
       Samsung Electronics                     108,417               32,861
                                                        --------------------
                                                                     34,609
                                                        --------------------
     WIRELESS TELECOMMUNICATION SERVICES
       SK Telecom Co., Ltd.                    229,600                8,954
                                                        --------------------
                                                                     78,493
                                                        --------------------
----------------------------------------------------------------------------
     TAIWAN(8.7%)
     BANKS
       Chinatrust Commercial Bank            1,278,000                1,247
       International Commercial Bank of
         China                               1,029,500                1,008
       Taishin International Bank            1,833,200                1,121
       United World Chinese Commercial Bank    962,000                1,157
                                                        --------------------
                                                                      4,533
                                                        --------------------
     CHEMICALS
       Formosa Plastics Corp.                  547,000                1,231
       Nan Ya Plastic Corp.                  1,265,290                2,932
                                                        --------------------
                                                                      4,163
                                                        --------------------
     COMMUNICATIONS EQUIPMENT
       Microelectronics Technology             308,000                1,508
                                                        --------------------
     COMPUTERS & PERIPHERALS
       Acer Peripherals Inc.                   748,960                3,766
       Acer, Inc.                            1,289,000                3,622
       Advantech Co. Ltd.                      161,000                1,407
       Asustek Computer, Inc.                  539,000                6,748
       Compal Electronics                      116,587                  485
       Compeq Manufacturing Co., Ltd.          268,000                1,761
----------------------------------------------------------------------------


                                       10

                                                                      VALUE
                                               SHARES                 (000)
----------------------------------------------------------------------------
     COMPUTERS & PERIPHERALS (CONTINUED)
       Ritek Incorporation                      85,000  U.S.$           782
       Wyse Technology Taiwan Ltd.             451,000                1,586
                                                        --------------------
                                                                     20,157
                                                        --------------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS
       Ambit Microsystems Corp.                 85,000                1,003
       Delta Electronic Industrial             361,000                1,981
       Hon Hai Precision Industry              475,200                5,513
       Universal Scientific IND                174,000                  869
                                                        --------------------
                                                                      9,366
                                                        --------------------
     FOOD & DRUG RETAILING
       President Chain Store Corp.             411,000                1,918
                                                        --------------------
     INTERNET SOFTWARE & SERVICES
       GigaMedia Ltd.                            9,100                  494
                                                        --------------------
     METALS & MINING
       China Steel Corp.                     1,691,000                1,217
                                                        --------------------
     SEMICONDUCTOR EQUIPMENT & PRODUCTS
       Advanced Semiconductor
         Engineering, Inc.                     706,000                2,668
       ASE Test Ltd.                            30,800                  893
       Macronix International                  322,000                  921
       Siliconware Precision Industries Co.    926,000                2,069
       Taiwan Semiconductor Manufacturing
         Co., Ltd.                           2,843,000               19,153
       United Micro Electronics Corp., Ltd.  3,153,000               12,226
                                                       --------------------
                                                                     37,930
                                                        --------------------
     TEXTILES & APPAREL
    (a)Far Eastern Textile Ltd.                941,040                1,948
       Far Eastern Textile Ltd. GDR              7,100                  186
                                                        --------------------
                                                                      2,134
                                                        --------------------
                                                                     83,420
                                                        --------------------
----------------------------------------------------------------------------
     THAILAND(1.1%)
     BANKS
       Thai Farmers Bank Ltd. (Foreign)      1,611,600                1,779
                                                        --------------------
     CONSTRUCTION MATERIALS
       Siam City Cement Public Co.,
         Ltd. (Foreign)                        251,933                  846
                                                        --------------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS
       Delta Electronics Public Co.,
         Ltd. (Foreign)                        183,015                2,313
                                                        --------------------
     MEDIA
       BEC World Public Co., Ltd.
         (Foreign)                             143,500                1,070
                                                        --------------------
     REAL ESTATE
       Golden Land Property
         Development Public Co., Ltd.        2,849,000                  746
                                                        --------------------
     WIRELESS TELECOMMUNICATION SERVICES
       Advanced Info. Services Public
         Co., Ltd. (Foreign)                   231,000                3,481
                                                        --------------------
                                                                     10,235
                                                        --------------------
----------------------------------------------------------------------------
     TOTAL COMMON STOCKS
        (Cost U.S.$694,068)                                         951,184
                                                        --------------------
                                               NO. OF                VALUE
                                               RIGHTS                (000)
----------------------------------------------------------------------------
     RIGHTS (0.0%)
----------------------------------------------------------------------------
     SOUTH KOREA
     DIVERSIFIED FINANCIALS
       Dongwon Securities Co.
        (Cost U.S.$--)                          41,410  U.S.$            16
                                                        --------------------
----------------------------------------------------------------------------

                                                NO. OF
                                              WARRANTS
----------------------------------------------------------------------------
     WARRANTS(0.1%)
----------------------------------------------------------------------------
     INDIA(0.0%)
     AUTO COMPONENTS
       Apollo Tyres Ltd.                         2,150                   --@
                                                        --------------------
----------------------------------------------------------------------------
     THAILAND(0.1%)
     BANKS
       Siam Commercial Bank
         Public Co., Ltd.,
         expiring 5/10/02                    1,727,300                  468
                                                        --------------------
----------------------------------------------------------------------------
     TOTAL WARRANTS
        (Cost U.S.$140)                                                 468
                                                        --------------------
----------------------------------------------------------------------------
                                                 FACE
                                               AMOUNT
                                                (000)
----------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS(0.2%)
----------------------------------------------------------------------------
     UNITED STATES(0.2%)
     REPURCHASE AGREEMENT
       Chase Securities, Inc.,
         5.90%, dated 3/31/00,
         due 4/03/00, to be
         repurchased at U.S.
         $1,618, collateralized
         by U.S. $1,635 United
         States Federal Home Loan
         Note, 5.75%, due 7/15/03
         (Cost U.S.$1,617)               U.S.$   1,617                1,617
                                                        --------------------
----------------------------------------------------------------------------
     FOREIGN CURRENCY ON DEPOSIT WITH
        CUSTODIAN(0.6%)
       Hong Kong Dollar                  HKD         7                    1
       Indian Rupee                      INR        59                    1
       Malaysian Ringgit                 MYR     5,104                1,343
       Pakistani Rupee                   PDR   257,982                4,772
       South Korean Won                  KRW     3,871                    4
       Taiwan Dollar                     TWD     1,146                   38
                                                        --------------------
       (Cost U.S.$6,160)                                              6,159
                                                        --------------------
----------------------------------------------------------------------------


                                       11

                                                AMOUNT                VALUE
                                                 (000)                (000)
----------------------------------------------------------------------------
     TOTAL INVESTMENTS(99.9%)
        (Cost U.S.$701,985)                             U.S.$       959,444
                                                        --------------------
----------------------------------------------------------------------------
     OTHER ASSETS AND LIABILITIES (0.1%)
       Other Assets               U.S.$          7,480
       Liabilities                              (6,518)                 962
                                  --------------------- --------------------
----------------------------------------------------------------------------
     NET ASSETS (100%)
       Applicable to 62,233,974 issued and outstanding
         U.S.$0.01 par value shares (100,000,000
         shares authorized)                             U.S.$       960,406
                                                        --------------------
----------------------------------------------------------------------------
     NET ASSET VALUE PER SHARE                          U.S.$         15.43
                                                        --------------------
----------------------------------------------------------------------------

(a) -- 144A Security--certain conditions for public sale may exist.
(b) -- The Fund is advised by an affiliate.
  @ -- Value is less than U.S.$500.
GDR -- Global Depositary Receipt.
ADR -- American Depositary Receipt.